WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 129.7%
Alabama - 1.5%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants, Series D	5.000%	10/1/21	$1,500,000	$1,606,785
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	500,000	569,210	(a)

Total Alabama				2,175,995

Alaska - 0.2%
Alaska State Housing Finance Corp., State Capital Project, Series B	4.000%	12/1/36	250,000	289,978

Arizona - 3.3%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	205,000	271,703	(b)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,300,000	1,508,780	(c)(d)(e)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	588,885
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	250,000	281,885	(a)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,182,370
Pinal County, AZ, Electrical District #3, Electric System Revenue, Refunding	4.000%	7/1/23	1,000,000	1,050,020

Total Arizona				4,883,643

California - 23.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	597,215
Anaheim, CA, Public Financing Authority Lease, Refunding, Series A	5.000%	5/1/26	2,000,000	2,374,940
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.450%	4/1/24	2,000,000	2,059,500	(d)(e)
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	400,000	484,472	(c)
Senior Lien, LINXS APM Project	5.000%	12/31/34	350,000	434,683	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	2,000,000	2,195,200	(a)(c)
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	1,000,000	1,239,630
Various Purpose, Refunding	5.000%	4/1/28	1,000,000	1,312,330	(f)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	555,000	597,136	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	$1,500,000	$1,809,600
Long Beach, CA, Bond Finance Authority Lease Revenue, Series A, Refunding	5.000%	8/1/31	1,855,000	2,057,863
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/35	1,000,000	1,298,330
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/22	1,000,000	1,117,510
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,505,868	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	944,647
Modesto, CA, Irrigation District, Electric System Revenue:
Series A, Refunding	5.000%	7/1/24	4,130,000	4,424,097
Series A, Refunding	5.000%	7/1/25	2,000,000	2,140,540
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	113,909	(a)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	3,000,000	3,888,300
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	468,206
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	300,000	348,147	(g)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	977,685
Series A, Refunding	5.000%	10/1/43	250,000	318,738
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	968,227
San Bernardino City, CA, Unified School District, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	316,345
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A	5.000%	1/1/33	645,000	816,576	(c)

Total California				34,809,694

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 5.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	$500,000	$529,065
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	500,000	609,785
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	110,242	(c)
E-470 Public Highway Authority Revenue, CO, Series C	5.250%	9/1/25	2,000,000	2,078,680
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	3,940,000	4,366,741

Total Colorado				7,694,513

Connecticut - 1.2%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	304,222
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	613,485
Connecticut State, GO:
Series A	5.000%	4/15/30	400,000	514,908
Series E	5.000%	10/15/34	210,000	253,796

Total Connecticut				1,686,411

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	140,000	148,144

Florida - 7.2%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	305,825	(c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	167,466	(a)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	644,544
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,667,430
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	4,000,000	4,387,720	(c)
Series A, Refunding	5.000%	10/1/32	1,000,000	1,095,670	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,740,150

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	$250,000	$303,270
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	250,000	280,983

Total Florida				10,593,058

Georgia - 2.0%
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	1,005,820	(d)(e)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Healthcare of Atlanta Inc.	5.000%	11/15/29	1,000,000	1,007,760	(g)
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	250,000	311,855
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	582,575

Total Georgia				2,908,010

Illinois - 14.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	500,000	579,240
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	308,559
Series C, Refunding	5.000%	12/1/24	250,000	280,683
Chicago, IL, GO:
Series A	5.000%	1/1/40	600,000	689,190
Series B, Refunding	5.500%	1/1/30	1,000,000	1,148,150
Series C, Refunding	5.000%	1/1/25	500,000	565,810
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	995,044
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	616,940
Senior Lien, Series D	5.250%	1/1/37	400,000	492,340
Series A, Refunding	5.000%	1/1/31	1,750,000	2,034,707	(c)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	706,224
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	610,830

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	$630,000	$765,166
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	200,000	239,884
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	595,850
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,437,250
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	123,332
Illinois State, GO:
Series 2016	5.000%	1/1/35	770,000	863,978
Series 2016, Refunding	5.000%	2/1/26	600,000	691,182
Series 2016, Refunding	5.000%	2/1/29	500,000	581,590
Series A	5.000%	12/1/42	300,000	340,389
Series A, Refunding	5.000%	10/1/29	1,300,000	1,549,522
Series C	5.000%	11/1/29	250,000	291,505
Series D	5.000%	11/1/26	250,000	289,888
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project,
Refunding	5.000%	12/15/31	250,000	288,665
Regional Transportation Authority, IL, Revenue, Series A, Refunding, NATL	6.000%	7/1/29	1,020,000	1,353,795
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	250,000	305,418

Total Illinois				20,745,131

Indiana - 6.2%
Hammond Multi-School Building Corp.:
First Mortgage State Intercept	5.000%	7/15/34	750,000	911,137
First Mortgage State Intercept	5.000%	7/15/35	1,035,000	1,252,029
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	250,000	262,315	(d)(e)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	200,000	201,626	(d)(e)
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp., Refunding	6.000%	12/1/19	1,000,000	1,009,950
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,602,400

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/38	$500,000	$579,930
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	295,000	324,822	(c)

Total Indiana				9,144,209

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	150,000	152,543

Kentucky - 2.1%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	1,600,000	1,761,856	(d)(e)
Series B	4.000%	1/1/25	1,200,000	1,345,308	(d)(e)

Total Kentucky				3,107,164

Louisiana - 4.5%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,325,580	(c)
Series B	5.000%	1/1/30	2,000,000	2,318,080	(c)
Port New Orleans Board of Commissioners, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,961,505	(c)

Total Louisiana				6,605,165

Maryland - 0.4%
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	400,000	539,396

Massachusetts - 1.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	451,118
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	500,000	643,580
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	311,245
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	241,662
Wellforce Issue, Series A	5.000%	7/1/39	250,000	304,635
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	633,570	(c)

Total Massachusetts				2,585,810

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 3.1%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	$250,000	$281,985
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	969,880
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	422,489
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	600,000	638,886	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	323,749
Local Government Loan Program, Detroit, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,179,490
Michigan State Finance Authority, Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	303,475
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	363,789	(c)

Total Michigan				4,483,743

Missouri - 1.0%
Kansas City, MO, Industrial Development Authority, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	944,985	(c)
Missouri State Health EFA Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	171,237
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	344,151

Total Missouri				1,460,373

Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	500,000	677,290

New Jersey - 8.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,138,900

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	$2,825,000	$3,112,585
School Facilities Construction, Series NN, Refunding, State Appropriations	5.000%	3/1/29	2,175,000	2,392,282
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	176,834	(c)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series B	5.250%	6/15/23	4,000,000	4,266,040
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,252,040
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	598,935

Total New Jersey				12,937,616

New York - 12.9%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,246,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Subseries FF-2, Refunding	4.000%	6/15/37	500,000	590,670
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	3,500,000	4,462,535
Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,898,265
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	750,000	940,657
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	1,000,000	1,202,790
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	226,862
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	600,000	633,822	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,404,291	(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	$2,050,000	$2,508,257	(c)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	788,663	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,809,600	(c)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,000,000	1,163,870

Total New York				18,876,802

North Carolina - 1.3%
Charlotte, NC, COP, Series P	5.000%	6/1/44	250,000	315,995
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport	5.000%	7/1/36	400,000	519,280
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	984,045
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	121,258

Total North Carolina				1,940,578

Ohio - 0.6%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	638,820
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	250,000	296,150	(b)

Total Ohio				934,970

Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Livingat The Ranch, Series A	6.250%	11/1/31	86,511	865	*(h)

Oregon - 1.4%
Portland, OR, River District Urban Renewal & Redevelopment, Series C	5.000%	6/15/28	570,000	624,503
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	624,200
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	350,000	398,538
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	365,986

Total Oregon				2,013,227

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 2.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	$200,000	$251,712
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	500,000	570,315
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	250,000	256,360	(c)(d)(e)
Pennsylvania State, GO, Refunding	5.000%	7/15/29	750,000	985,320
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	618,765
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	319,210
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	181,287
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	539,586

Total Pennsylvania				3,722,555

Puerto Rico - 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	265,000	278,250
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	75,000	60,000	*(h)
Series DDD, Refunding	5.000%	7/1/21	280,000	224,700	*(h)
Series TT	5.000%	7/1/37	450,000	360,000	*(h)
Series XX	5.250%	7/1/40	270,000	216,675	*(h)

Total Puerto Rico				1,139,625

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	494,716	(c)

Tennessee - 5.5%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bond, Series A	5.000%	7/1/42	300,000	367,728

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee Energy Acquisition Corp., Gas Revenue:
Series A	5.250%	9/1/20	$2,030,000	$2,104,440
Series A	5.250%	9/1/23	4,940,000	5,619,793

Total Tennessee				8,091,961

Texas - 9.5%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	284,303
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/27	1,000,000	1,176,840	(c)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,183,100
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	609,710	(c)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,303,853	(c)
Houston, TX, Public Improvement Project, Series 2019, Refunding	5.000%	3/1/31	800,000	1,032,144	(b)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	108,815	(c)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	611,865
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,523,132
Prosper, TX, ISD, Unlimited Tax School Building, PSF-GTD	5.000%	2/15/44	750,000	944,370
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	130,000	151,938
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	409,850
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/22	2,000,000	2,221,240
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,100,000	1,368,433
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	750,000	1,005,532

Total Texas				13,935,125

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	300,000	299,250

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - (continued)
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$335,000	$330,812
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	150,387
Subordinated, Matching Fund Loan, Diageo Project, Series B	6.750%	10/1/37	100,000	100,033

Total U.S. Virgin Islands				880,482

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	292,252

Virginia - 2.8%
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,464,337
Virginia State Small Business Financing Authority Revenue:
Second Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,187,640	(c)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	376,464	(c)

Total Virginia				4,028,441

Washington - 0.4%
Port of Seattle, WA, Revenue, Intermediate Lien, Series 2019	5.000%	4/1/33	500,000	634,380	(c)

Wisconsin - 3.7%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,443,463
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	2,000,000	2,187,140	(c)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	241,666	(a)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	607,055

Total Wisconsin				5,479,324

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,632,091)				190,093,189

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.5%
MUNICIPAL BONDS - 2.5%
Florida - 0.3%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.500%	5/1/24	$400,000	$400,000	(c)(i)(j)

Massachusetts - 0.5%
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.350%	7/1/27	800,000	800,000	(i)(j)

New York - 0.1%
MTA, NY, Revenue, Transportation, Subordinate, Subseries E-1, LOC - U.S. Bank N.A.	1.420%	11/15/50	100,000	100,000	(i)(j)

Oregon - 0.5%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.400%	8/1/34	700,000	700,000	(i)(j)

Texas - 0.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-2	1.390%	12/1/27	200,000	200,000	(i)(j)

Wyoming - 1.0%
Uinta County, WY, PCR, Chevron USA Inc. Project, Refunding	1.350%	8/15/20	1,400,000	1,400,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $3,600,000)				3,600,000

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $80,731)	2.006%		80,731	80,731

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,680,731)				3,680,731

TOTAL INVESTMENTS - 132.2% (Cost - $179,312,822)				193,773,920
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.4)%				(600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (32.3)%				(47,400,000)
Other Assets in Excess of Liabilities - 0.5%				827,654

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$146,601,574

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on these securities is currently in default as of August 31, 2019.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	18	12/19	$3,549,225	$3,553,875	$(4,650)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-funded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$190,093,189	—	$190,093,189
Short-Term Investments†:
Municipal Bonds	—	3,600,000	—	3,600,000
Money Market Funds	$80,731	—	—	80,731

Total Short-Term Investments	80,731	3,600,000	—	3,680,731

Total Investments	$80,731	$193,693,189	—	$193,773,920

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,650	—	—	$4,650

†	See Schedule of Investments for additional detailed categorizations.